Consolidated statements of changes in shareholders equity - USD ($) $ in Millions		Total	Capital [member]	Treasury shares [Member]	Share-based benefit plans [member]	Acquisition cost of treasury shares [member]	Share trading premium [member]	Issuance premiums [member]	Shareholders' contribution [member]	Legal reserve [member]	Reserve for future dividends [member]	Reserve for investments [member]	Reserve for purchase of treasury shares [member]	Other comprehensive income [member]		Unappropriated retained earnings and losses [member]		Equity attributable to Shareholders of the parent company [member]	Equity attributable to Non-controlling interests [member]
Balance at the beginning of the fiscal year at Dec. 31, 2019		$ 9,167	$ 3,924	$ 9	$ 1	$ 1	$ (43)	$ 640	$ 4,532	$ 787	$ 100	$ 2,045	$ 36	$ (649)		$ 2,223		$ 9,074	$ 93
Accrual of share-based benefit plans	[1]	7			7				7									7
Repurchase of treasury shares		(6)	(3)	3		(6)			(6)									(6)
Settlement of share-based benefit plans	[2]	(1)	5	(5)	(12)	12	(1)		(1)									(1)
Other comprehensive income		(15)												(13)				(13)	(2)
Constitution of reserves	[3]										14	(415)	1			400
Net profit		(1,021)														(1,004)		(1,004)	(17)
Balance at the end of the fiscal year at Dec. 31, 2020		8,131	3,926	7	(4)	7	(44)	640	4,532	787	114	1,630	37	(662)	[4]	1,619		8,057	74
Balance at the beginning of the fiscal year at Dec. 31, 2020		8,130																	73
Accrual of share-based benefit plans	[1]	6			6				6									6
Reversal of reserves and absorption of accumulated losses	[3]										(114)	(1,630)	(37)			1,781
Settlement of share-based benefit plans	[2]	(3)	5	(5)	3	(12)	6		(3)									(3)
Other comprehensive income		115												98				98	17
Net profit		16														26		26	(10)
Balance at the end of the fiscal year at Dec. 31, 2021		8,264	3,931	2	5	(5)	(38)	640	4,535	787	0	0	0	(564)	[5]	3,426		8,184	80
Accrual of share-based benefit plans	[1]	2			2				2									2
Repurchase of treasury shares		(28)	(19)	19		(28)			(28)									(28)
Settlement of share-based benefit plans	[2]	(2)	3	(3)	(5)	3			(2)									(2)
Other comprehensive income		82												70				70	12
Net profit		2,234														2,228		2,228	6
Balance at the end of the fiscal year at Dec. 31, 2022		$ 10,552	$ 3,915	$ 18	$ 2	$ (30)	$ (38)	$ 640	$ 4,507	$ 787	$ 0	$ 0	$ 0	$ (494)	[6]	$ 5,654	[7]	$ 10,454	$ 98

[1]	See Note 37.
[2]	Net of employees’ income tax withholdings related to the share-based benefit plans.
[3]	The disposition of Shareholders’ Meeting is made based on the Company’s financial statements in pesos (the Argentine legal currency).
[4]	Includes (1,175) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the dollar and 513 corresponding to the recognition of the result for the net monetary position of subsidiaries, associates and joint ventures with the peso as functional currency, see Note 2.b.1).
[5]	Includes (1,237) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the dollar and 673 corresponding to the recognition of the result for the net monetary position of subsidiaries, associates and joint ventures with the peso as functional currency, see Note 2.b.1).
[6]	Includes (1,431) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the dollar and 937 corresponding to the recognition of the result for the net monetary position of subsidiaries, associates and joint ventures with the peso as functional currency, see Note 2.b.1).
[7]	Includes 68 restricted to the distribution of unallocated retained earnings and losses (see Note 2.b.16)).